TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 4.7%
2,217,252	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/29/19; cost $23,667,666)	$26,008,370
		TOTAL DIRECT REAL ESTATE	26,008,370

FIXED INCOME - 39.3%
10,344,396		TIAA-CREF Bond Fund	111,512,591
6,715,531		TIAA-CREF Bond Plus Fund	72,527,738
1,182,086		TIAA-CREF Emerging Markets Debt Fund	11,950,887
1,004,515		TIAA-CREF High-Yield Fund	9,753,838
1,105,448		TIAA-CREF International Bond Fund	11,629,313
		TOTAL FIXED INCOME	217,374,367

INFLATION-PROTECTED ASSETS - 10.0%
4,746,037		TIAA-CREF Inflation-Linked Bond Fund	55,291,326
		TOTAL INFLATION-PROTECTED ASSETS	55,291,326

INTERNATIONAL EQUITY - 10.4%
903,862		TIAA-CREF Emerging Markets Equity Fund	9,779,789
1,208,723		TIAA-CREF International Equity Fund	12,486,107
949,781		TIAA-CREF International Opportunities Fund	12,508,613
2,162,069		TIAA-CREF Quant International Equity Fund	15,047,997
781,749		TIAA-CREF Quant International Small-Cap Equity Fund	7,668,956
		TOTAL INTERNATIONAL EQUITY	57,491,462

SHORT-TERM FIXED INCOME - 11.0%
5,825,581		TIAA-CREF Short-Term Bond Fund	60,586,042
		TOTAL SHORT-TERM FIXED INCOME	60,586,042

U.S. EQUITY - 24.3%
1,963,004		TIAA-CREF Growth & Income Fund	28,208,364
1,208,452		TIAA-CREF Large-Cap Growth Fund	25,824,620
1,443,849		TIAA-CREF Large-Cap Value Fund	24,271,100
1,564,729		TIAA-CREF Quant Large-Cap Growth Fund	22,625,979
2,151,217		TIAA-CREF Quant Large-Cap Value Fund	21,254,023
406,066		TIAA-CREF Quant Small-Cap Equity Fund	6,505,172
440,036		TIAA-CREF Quant Small/Mid-Cap Equity Fund	5,262,834
		TOTAL U.S. EQUITY	133,952,092

		TOTAL AFFILIATED INVESTMENT COMPANIES	550,703,659
		(Cost $497,087,072)

		TOTAL INVESTMENTS - 99.7%	550,703,659
		(Cost $497,087,072)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	1,835,216
		NET ASSETS - 100.0%	$552,538,875

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $26,008,370 or 4.7% of net assets.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%[a]

DIRECT REAL ESTATE - 4.7%
4,893,403	[b]	TIAA-CREF Real Property Fund LP (purchased 7/01/16-8/06/19; cost $51,846,128)	$57,399,619
		TOTAL DIRECT REAL ESTATE	57,399,619

FIXED INCOME - 39.1%
22,741,941		TIAA-CREF Bond Fund	245,158,128
14,752,156		TIAA-CREF Bond Plus Fund	159,323,287
2,589,269		TIAA-CREF Emerging Markets Debt Fund	26,177,514
2,212,231		TIAA-CREF High-Yield Fund	21,480,767
2,431,565		TIAA-CREF International Bond Fund	25,580,066
		TOTAL FIXED INCOME	477,719,762

INFLATION-PROTECTED ASSETS - 9.6%
10,114,001		TIAA-CREF Inflation-Linked Bond Fund	117,828,117
		TOTAL INFLATION-PROTECTED ASSETS	117,828,117

INTERNATIONAL EQUITY - 10.7%
2,039,188		TIAA-CREF Emerging Markets Equity Fund	22,064,013
2,739,622		TIAA-CREF International Equity Fund	28,300,296
2,162,356		TIAA-CREF International Opportunities Fund	28,478,232
4,898,857		TIAA-CREF Quant International Equity Fund	34,096,043
1,777,468		TIAA-CREF Quant International Small-Cap Equity Fund	17,436,957
		TOTAL INTERNATIONAL EQUITY	130,375,541

SHORT-TERM FIXED INCOME - 10.6%
12,459,740		TIAA-CREF Short-Term Bond Fund	129,581,294
		TOTAL SHORT-TERM FIXED INCOME	129,581,294

U.S. EQUITY - 24.8%
4,450,380		TIAA-CREF Growth & Income Fund	63,951,956
2,737,897		TIAA-CREF Large-Cap Growth Fund	58,508,859
3,267,669		TIAA-CREF Large-Cap Value Fund	54,929,515
3,545,560		TIAA-CREF Quant Large-Cap Growth Fund	51,268,794
4,884,020		TIAA-CREF Quant Large-Cap Value Fund	48,254,122
919,811		TIAA-CREF Quant Small-Cap Equity Fund	14,735,371
996,980		TIAA-CREF Quant Small/Mid-Cap Equity Fund	11,923,876
		TOTAL U.S. EQUITY	303,572,493

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,216,476,826
		(Cost $1,043,153,666)

		TOTAL INVESTMENTS - 99.5%	1,216,476,826
		(Cost $1,043,153,666)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	6,599,418
		NET ASSETS - 100.0%	$1,223,076,244

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $57,399,619 or 4.7% of net assets.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

DIRECT REAL ESTATE - 4.7%
7,343,434	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16-8/06/19; cost $78,203,666)	$86,138,476
		TOTAL DIRECT REAL ESTATE	86,138,476

FIXED INCOME - 38.2%
33,283,548		TIAA-CREF Bond Fund	358,796,643
21,627,168		TIAA-CREF Bond Plus Fund	233,573,410
3,807,423		TIAA-CREF Emerging Markets Debt Fund	38,493,043
3,175,896		TIAA-CREF High-Yield Fund	30,837,953
3,563,483		TIAA-CREF International Bond Fund	37,487,843
		TOTAL FIXED INCOME	699,188,892

INFLATION-PROTECTED ASSETS - 7.7%
12,063,492		TIAA-CREF Inflation-Linked Bond Fund	140,539,680
		TOTAL INFLATION-PROTECTED ASSETS	140,539,680

INTERNATIONAL EQUITY - 12.2%
3,486,834		TIAA-CREF Emerging Markets Equity Fund	37,727,548
4,708,897		TIAA-CREF International Equity Fund	48,642,905
3,672,859		TIAA-CREF International Opportunities Fund	48,371,551
8,407,723		TIAA-CREF Quant International Equity Fund	58,517,754
3,046,726		TIAA-CREF Quant International Small-Cap Equity Fund	29,888,380
		TOTAL INTERNATIONAL EQUITY	223,148,138

SHORT-TERM FIXED INCOME - 8.6%
15,201,488		TIAA-CREF Short-Term Bond Fund	158,095,470
		TOTAL SHORT-TERM FIXED INCOME	158,095,470

U.S. EQUITY - 28.4%
7,611,440		TIAA-CREF Growth & Income Fund	109,376,394
4,683,222		TIAA-CREF Large-Cap Growth Fund	100,080,452
5,595,127		TIAA-CREF Large-Cap Value Fund	94,054,093
6,064,162		TIAA-CREF Quant Large-Cap Growth Fund	87,687,778
8,347,806		TIAA-CREF Quant Large-Cap Value Fund	82,476,322
1,571,498		TIAA-CREF Quant Small-Cap Equity Fund	25,175,398
1,705,155		TIAA-CREF Quant Small/Mid-Cap Equity Fund	20,393,652
		TOTAL U.S. EQUITY	519,244,089

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,826,354,745
		(Cost $1,738,540,142)

		TOTAL INVESTMENTS - 99.8%	1,826,354,745
		(Cost $1,738,540,142)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	4,303,448
		NET ASSETS - 100.0%	$1,830,658,193

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $86,138,476 or 4.7% of net assets.
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 4.7%
15,254,607	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16-8/06/19; cost $162,757,532)	$178,936,536
		TOTAL DIRECT REAL ESTATE	178,936,536

FIXED INCOME - 36.5%
66,116,633		TIAA-CREF Bond Fund	712,737,307
43,060,672		TIAA-CREF Bond Plus Fund	465,055,261
7,605,414		TIAA-CREF Emerging Markets Debt Fund	76,890,740
6,303,893		TIAA-CREF High-Yield Fund	61,210,803
7,091,920		TIAA-CREF International Bond Fund	74,606,996
		TOTAL FIXED INCOME	1,390,501,107

INFLATION-PROTECTED ASSETS - 5.7%
18,553,161		TIAA-CREF Inflation-Linked Bond Fund	216,144,331
		TOTAL INFLATION-PROTECTED ASSETS	216,144,331

INTERNATIONAL EQUITY - 13.9%
8,272,280		TIAA-CREF Emerging Markets Equity Fund	89,506,068
11,171,670		TIAA-CREF International Equity Fund	115,403,356
8,757,731		TIAA-CREF International Opportunities Fund	115,339,323
19,910,887		TIAA-CREF Quant International Equity Fund	138,579,775
7,220,489		TIAA-CREF Quant International Small-Cap Equity Fund	70,833,002
		TOTAL INTERNATIONAL EQUITY	529,661,524

SHORT-TERM FIXED INCOME - 6.6%
24,324,500		TIAA-CREF Short-Term Bond Fund	252,974,795
		TOTAL SHORT-TERM FIXED INCOME	252,974,795

U.S. EQUITY - 32.3%
18,075,730		TIAA-CREF Growth & Income Fund	259,748,236
11,103,554		TIAA-CREF Large-Cap Growth Fund	237,282,959
13,275,793		TIAA-CREF Large-Cap Value Fund	223,166,085
14,405,179		TIAA-CREF Quant Large-Cap Growth Fund	208,298,894
19,802,404		TIAA-CREF Quant Large-Cap Value Fund	195,647,755
3,731,643		TIAA-CREF Quant Small-Cap Equity Fund	59,780,923
4,045,433		TIAA-CREF Quant Small/Mid-Cap Equity Fund	48,383,381
		TOTAL U.S. EQUITY	1,232,308,233

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,800,526,526
		(Cost $3,585,135,107)

		TOTAL INVESTMENTS - 99.7%	3,800,526,526
		(Cost $3,585,135,107)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	11,609,087
		NET ASSETS - 100.0%	$3,812,135,613

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $178,936,536 or 4.7% of net assets.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 4.7%
18,584,998	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/06/19; cost $198,553,694)	$218,002,027
		TOTAL DIRECT REAL ESTATE	218,002,027

FIXED INCOME - 31.6%
69,477,216		TIAA-CREF Bond Fund	748,964,386
45,613,985		TIAA-CREF Bond Plus Fund	492,631,040
8,243,623		TIAA-CREF Emerging Markets Debt Fund	83,343,030
6,579,238		TIAA-CREF High-Yield Fund	63,884,403
7,512,456		TIAA-CREF International Bond Fund	79,031,038
		TOTAL FIXED INCOME	1,467,853,897

INFLATION-PROTECTED ASSETS - 3.7%
14,617,422		TIAA-CREF Inflation-Linked Bond Fund	170,292,962
		TOTAL INFLATION-PROTECTED ASSETS	170,292,962

INTERNATIONAL EQUITY - 16.6%
12,029,916		TIAA-CREF Emerging Markets Equity Fund	130,163,687
16,172,537		TIAA-CREF International Equity Fund	167,062,311
12,755,553		TIAA-CREF International Opportunities Fund	167,990,629
29,000,116		TIAA-CREF Quant International Equity Fund	201,840,807
10,474,671		TIAA-CREF Quant International Small-Cap Equity Fund	102,756,528
		TOTAL INTERNATIONAL EQUITY	769,813,962

SHORT-TERM FIXED INCOME - 4.6%
20,752,856		TIAA-CREF Short-Term Bond Fund	215,829,704
		TOTAL SHORT-TERM FIXED INCOME	215,829,704

U.S. EQUITY - 38.5%
26,240,078		TIAA-CREF Growth & Income Fund	377,069,916
16,149,518		TIAA-CREF Large-Cap Growth Fund	345,115,189
19,314,868		TIAA-CREF Large-Cap Value Fund	324,682,925
20,951,513		TIAA-CREF Quant Large-Cap Growth Fund	302,958,877
28,772,695		TIAA-CREF Quant Large-Cap Value Fund	284,274,231
5,428,292		TIAA-CREF Quant Small-Cap Equity Fund	86,961,241
5,888,434		TIAA-CREF Quant Small/Mid-Cap Equity Fund	70,425,669
		TOTAL U.S. EQUITY	1,791,488,048

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,633,280,600
		(Cost $4,341,241,779)

		TOTAL INVESTMENTS - 99.7%	4,633,280,600
		(Cost $4,341,241,779)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	14,243,159
		NET ASSETS - 100.0%	$4,647,523,759

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $218,002,027 or 4.7% of net assets.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 4.7%
18,474,944	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/06/19; cost $197,190,956)	$216,711,087
		TOTAL DIRECT REAL ESTATE	216,711,087

FIXED INCOME - 26.6%
58,035,826		TIAA-CREF Bond Fund	625,626,200
38,534,133		TIAA-CREF Bond Plus Fund	416,168,641
7,135,690		TIAA-CREF Emerging Markets Debt Fund	72,141,828
5,352,121		TIAA-CREF High-Yield Fund	51,969,096
6,344,856		TIAA-CREF International Bond Fund	66,747,883
		TOTAL FIXED INCOME	1,232,653,648

INFLATION-PROTECTED ASSETS - 1.6%
6,586,424		TIAA-CREF Inflation-Linked Bond Fund	76,731,843
		TOTAL INFLATION-PROTECTED ASSETS	76,731,843

INTERNATIONAL EQUITY - 19.3%
13,957,046		TIAA-CREF Emerging Markets Equity Fund	151,015,234
18,721,462		TIAA-CREF International Equity Fund	193,392,698
14,759,114		TIAA-CREF International Opportunities Fund	194,377,529
33,532,761		TIAA-CREF Quant International Equity Fund	233,388,018
12,104,431		TIAA-CREF Quant International Small-Cap Equity Fund	118,744,471
		TOTAL INTERNATIONAL EQUITY	890,917,950

SHORT-TERM FIXED INCOME - 2.7%
11,772,832		TIAA-CREF Short-Term Bond Fund	122,437,452
		TOTAL SHORT-TERM FIXED INCOME	122,437,452

U.S. EQUITY - 44.8%
30,336,426		TIAA-CREF Growth & Income Fund	435,934,444
18,727,099		TIAA-CREF Large-Cap Growth Fund	400,198,103
22,386,596		TIAA-CREF Large-Cap Value Fund	376,318,681
24,213,808		TIAA-CREF Quant Large-Cap Growth Fund	350,131,666
33,282,385		TIAA-CREF Quant Large-Cap Value Fund	328,829,962
6,282,787		TIAA-CREF Quant Small-Cap Equity Fund	100,650,242
6,836,889		TIAA-CREF Quant Small/Mid-Cap Equity Fund	81,769,194
		TOTAL U.S. EQUITY	2,073,832,292

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,613,284,272
		(Cost $4,288,772,422)

		TOTAL INVESTMENTS - 99.7%	4,613,284,272
		(Cost $4,288,772,422)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	14,423,689
		NET ASSETS - 100.0%	$4,627,707,961

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $216,711,087 or 4.7% of net assets.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 4.7%
18,643,280	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/29/19; cost $199,011,248)	$218,685,671
		TOTAL DIRECT REAL ESTATE	218,685,671

FIXED INCOME - 22.0%
50,082,015		TIAA-CREF Bond Fund	539,884,123
30,956,880		TIAA-CREF Bond Plus Fund	334,334,306
5,966,552		TIAA-CREF Emerging Markets Debt Fund	60,321,839
4,110,609		TIAA-CREF High-Yield Fund	39,914,010
5,098,606		TIAA-CREF International Bond Fund	53,637,335
		TOTAL FIXED INCOME	1,028,091,613

INTERNATIONAL EQUITY - 22.0%
16,066,737		TIAA-CREF Emerging Markets Equity Fund	173,842,093
21,639,040		TIAA-CREF International Equity Fund	223,531,285
16,972,812		TIAA-CREF International Opportunities Fund	223,531,933
38,708,238		TIAA-CREF Quant International Equity Fund	269,409,339
13,936,421		TIAA-CREF Quant International Small-Cap Equity Fund	136,716,293
		TOTAL INTERNATIONAL EQUITY	1,027,030,943

U.S. EQUITY - 51.0%
34,977,826		TIAA-CREF Growth & Income Fund	502,631,358
21,563,572		TIAA-CREF Large-Cap Growth Fund	460,813,532
25,758,370		TIAA-CREF Large-Cap Value Fund	432,998,201
27,878,107		TIAA-CREF Quant Large-Cap Growth Fund	403,117,434
38,306,959		TIAA-CREF Quant Large-Cap Value Fund	378,472,758
7,247,029		TIAA-CREF Quant Small-Cap Equity Fund	116,097,405
7,897,830		TIAA-CREF Quant Small/Mid-Cap Equity Fund	94,458,048
		TOTAL U.S. EQUITY	2,388,588,736

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,662,396,963
		(Cost $4,289,226,760)

		TOTAL INVESTMENTS - 99.7%	4,662,396,963
		(Cost $4,289,226,760)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	14,279,612
		NET ASSETS - 100.0%	$4,676,676,575

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $218,685,671 or 4.7% of net assets.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 4.7%
22,005,843	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/29/19; cost $234,589,402)	$258,128,539
		TOTAL DIRECT REAL ESTATE	258,128,539

FIXED INCOME - 13.0%
34,941,343		TIAA-CREF Bond Fund	376,667,682
21,595,069		TIAA-CREF Bond Plus Fund	233,226,746
4,715,908		TIAA-CREF Emerging Markets Debt Fund	47,677,825
2,291,994		TIAA-CREF High-Yield Fund	22,255,261
3,555,427		TIAA-CREF International Bond Fund	37,403,089
		TOTAL FIXED INCOME	717,230,603

INTERNATIONAL EQUITY - 24.6%
21,365,841		TIAA-CREF Emerging Markets Equity Fund	231,178,403
28,693,576		TIAA-CREF International Equity Fund	296,404,635
22,536,358		TIAA-CREF International Opportunities Fund	296,803,829
51,395,422		TIAA-CREF Quant International Equity Fund	357,712,140
18,492,905		TIAA-CREF Quant International Small-Cap Equity Fund	181,415,403
		TOTAL INTERNATIONAL EQUITY	1,363,514,410

U.S. EQUITY - 57.4%
46,372,488		TIAA-CREF Growth & Income Fund	666,372,654
28,632,893		TIAA-CREF Large-Cap Growth Fund	611,884,925
34,207,084		TIAA-CREF Large-Cap Value Fund	575,021,077
37,011,377		TIAA-CREF Quant Large-Cap Growth Fund	535,184,514
50,848,275		TIAA-CREF Quant Large-Cap Value Fund	502,380,955
9,632,950		TIAA-CREF Quant Small-Cap Equity Fund	154,319,858
10,495,926		TIAA-CREF Quant Small/Mid-Cap Equity Fund	125,531,279
		TOTAL U.S. EQUITY	3,170,695,262

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,509,568,814
		(Cost $5,023,424,598)

		TOTAL INVESTMENTS - 99.7%	5,509,568,814
		(Cost $5,023,424,598)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	15,706,104
		NET ASSETS - 100.0%	$5,525,274,918

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $258,128,539 or 4.7% of net assets.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 4.7%
12,670,560	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/29/19; cost $135,887,329)	$148,625,674
		TOTAL DIRECT REAL ESTATE	148,625,674

FIXED INCOME - 5.3%
8,238,152		TIAA-CREF Bond Fund	88,807,279
5,095,230		TIAA-CREF Bond Plus Fund	55,028,489
1,389,061		TIAA-CREF Emerging Markets Debt Fund	14,043,404
256,145		TIAA-CREF High-Yield Fund	2,487,173
838,649		TIAA-CREF International Bond Fund	8,822,589
		TOTAL FIXED INCOME	169,188,934

INTERNATIONAL EQUITY - 27.0%
13,497,789		TIAA-CREF Emerging Markets Equity Fund	146,046,074
18,124,340		TIAA-CREF International Equity Fund	187,224,436
14,193,269		TIAA-CREF International Opportunities Fund	186,925,352
32,426,216		TIAA-CREF Quant International Equity Fund	225,686,466
11,655,917		TIAA-CREF Quant International Small-Cap Equity Fund	114,344,544
		TOTAL INTERNATIONAL EQUITY	860,226,872

U.S. EQUITY - 62.7%
29,285,298		TIAA-CREF Growth & Income Fund	420,829,738
18,047,432		TIAA-CREF Large-Cap Growth Fund	385,673,618
21,538,683		TIAA-CREF Large-Cap Value Fund	362,065,257
23,336,904		TIAA-CREF Quant Large-Cap Growth Fund	337,451,636
32,092,597		TIAA-CREF Quant Large-Cap Value Fund	317,074,862
6,075,305		TIAA-CREF Quant Small-Cap Equity Fund	97,326,380
6,597,377		TIAA-CREF Quant Small/Mid-Cap Equity Fund	78,904,630
		TOTAL U.S. EQUITY	1,999,326,121

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,177,367,601
		(Cost $2,776,285,628)

		TOTAL INVESTMENTS - 99.7%	3,177,367,601
		(Cost $2,776,285,628)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	9,818,885
		NET ASSETS - 100.0%	$3,187,186,486

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $148,625,674 or 4.7% of net assets.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 4.7%
8,584,927	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/29/19; cost $92,325,734)	$100,701,190
		TOTAL DIRECT REAL ESTATE	100,701,190

FIXED INCOME - 4.0%
4,244,366		TIAA-CREF Bond Fund	45,754,261
2,629,543		TIAA-CREF Bond Plus Fund	28,399,065
682,966		TIAA-CREF Emerging Markets Debt Fund	6,904,788
164,458		TIAA-CREF High-Yield Fund	1,596,890
432,101		TIAA-CREF International Bond Fund	4,545,699
		TOTAL FIXED INCOME	87,200,703

INTERNATIONAL EQUITY - 27.4%
9,274,240		TIAA-CREF Emerging Markets Equity Fund	100,347,281
12,453,235		TIAA-CREF International Equity Fund	128,641,914
9,750,904		TIAA-CREF International Opportunities Fund	128,419,406
22,282,044		TIAA-CREF Quant International Equity Fund	155,083,030
8,007,364		TIAA-CREF Quant International Small-Cap Equity Fund	78,552,238
		TOTAL INTERNATIONAL EQUITY	591,043,869

U.S. EQUITY - 63.6%
20,127,734		TIAA-CREF Growth & Income Fund	289,235,532
12,403,228		TIAA-CREF Large-Cap Growth Fund	265,056,992
14,808,086		TIAA-CREF Large-Cap Value Fund	248,923,925
16,040,421		TIAA-CREF Quant Large-Cap Growth Fund	231,944,485
22,062,419		TIAA-CREF Quant Large-Cap Value Fund	217,976,701
4,170,045		TIAA-CREF Quant Small-Cap Equity Fund	66,804,126
4,531,559		TIAA-CREF Quant Small/Mid-Cap Equity Fund	54,197,441
		TOTAL U.S. EQUITY	1,374,139,202

		TOTAL AFFILIATED INVESTMENT COMPANIES	2,153,084,964
		(Cost $1,910,207,888)

		TOTAL INVESTMENTS - 99.7%	2,153,084,964
		(Cost $1,910,207,888)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	7,100,013
		NET ASSETS - 100.0%	$2,160,184,977

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $100,701,190 or 4.7% of net assets.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%[a]

DIRECT REAL ESTATE - 4.7%
3,089,569	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/29/19; cost $33,564,729)	$36,240,640
		TOTAL DIRECT REAL ESTATE	36,240,640

FIXED INCOME - 2.8%
1,052,212		TIAA-CREF Bond Fund	11,342,841
652,435		TIAA-CREF Bond Plus Fund	7,046,303
154,873		TIAA-CREF Emerging Markets Debt Fund	1,565,762
56,034		TIAA-CREF High-Yield Fund	544,090
107,504		TIAA-CREF International Bond Fund	1,130,942
		TOTAL FIXED INCOME	21,629,938

INTERNATIONAL EQUITY - 27.7%
3,397,338		TIAA-CREF Emerging Markets Equity Fund	36,759,201
4,543,177		TIAA-CREF International Equity Fund	46,931,020
3,557,865		TIAA-CREF International Opportunities Fund	46,857,084
8,143,096		TIAA-CREF Quant International Equity Fund	56,675,949
2,928,043		TIAA-CREF Quant International Small-Cap Equity Fund	28,724,098
		TOTAL INTERNATIONAL EQUITY	215,947,352

U.S. EQUITY - 64.4%
7,355,221		TIAA-CREF Growth & Income Fund	105,694,520
4,527,774		TIAA-CREF Large-Cap Growth Fund	96,758,534
5,409,212		TIAA-CREF Large-Cap Value Fund	90,928,852
5,858,521		TIAA-CREF Quant Large-Cap Growth Fund	84,714,209
8,061,351		TIAA-CREF Quant Large-Cap Value Fund	79,646,144
1,521,257		TIAA-CREF Quant Small-Cap Equity Fund	24,370,531
1,648,412		TIAA-CREF Quant Small/Mid-Cap Equity Fund	19,715,004
		TOTAL U.S. EQUITY	501,827,794

		TOTAL AFFILIATED INVESTMENT COMPANIES	775,645,724
		(Cost $724,714,719)

		TOTAL INVESTMENTS - 99.6%	775,645,724
		(Cost $724,714,719)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	3,184,539
		NET ASSETS - 100.0%	$778,830,263

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $36,240,640 or 4.7% of net assets.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.2%[a]

DIRECT REAL ESTATE - 4.7%
590,684	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/29/19; cost $6,485,345)	$6,928,728
		TOTAL DIRECT REAL ESTATE	6,928,728

FIXED INCOME - 1.5%
111,174		TIAA-CREF Bond Fund	1,198,456
68,924		TIAA-CREF Bond Plus Fund	744,379
12,188		TIAA-CREF Emerging Markets Debt Fund	123,219
10,258		TIAA-CREF High-Yield Fund	99,606
10,927		TIAA-CREF International Bond Fund	114,953
		TOTAL FIXED INCOME	2,280,613

INTERNATIONAL EQUITY - 28.0%
658,199		TIAA-CREF Emerging Markets Equity Fund	7,121,712
879,475		TIAA-CREF International Equity Fund	9,084,979
688,516		TIAA-CREF International Opportunities Fund	9,067,749
1,577,377		TIAA-CREF Quant International Equity Fund	10,978,545
566,343		TIAA-CREF Quant International Small-Cap Equity Fund	5,555,829
		TOTAL INTERNATIONAL EQUITY	41,808,814

U.S. EQUITY - 65.0%
1,424,406		TIAA-CREF Growth & Income Fund	20,468,711
876,905		TIAA-CREF Large-Cap Growth Fund	18,739,453
1,047,560		TIAA-CREF Large-Cap Value Fund	17,609,476
1,134,492		TIAA-CREF Quant Large-Cap Growth Fund	16,404,761
1,561,578		TIAA-CREF Quant Large-Cap Value Fund	15,428,386
294,628		TIAA-CREF Quant Small-Cap Equity Fund	4,719,939
319,257		TIAA-CREF Quant Small/Mid-Cap Equity Fund	3,818,309
		TOTAL U.S. EQUITY	97,189,035

		TOTAL AFFILIATED INVESTMENT COMPANIES	148,207,190
		(Cost $144,426,696)

		TOTAL INVESTMENTS - 99.2%	148,207,190
		(Cost $144,426,696)
		OTHER ASSETS & LIABILITIES, NET - 0.8%	1,214,901
		NET ASSETS - 100.0%	$149,422,091

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 8/31/19, the total value of this security amounted to $6,928,728 or 4.7% of net assets.
12

TIAA-CREF Lifecycle Funds - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

The following table summarizes the market value of the Funds’ investments as of August 31, 2019, based on the inputs used to value them:

13

TIAA-CREF Lifecycle Funds - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$524,695,289	$-	$-	$-	$524,695,289
TIAA-CREF Real Property Fund LP	-	-	-	26,008,370	26,008,370
Total	$524,695,289	$-	$-	$26,008,370	$550,703,659
Lifecycle 2010
Registered investment companies	$1,159,077,207	$-	$-	$-	$1,159,077,207
TIAA-CREF Real Property Fund LP	-	-	-	57,399,619	57,399,619
Total	$1,159,077,207	$-	$-	$57,399,619	$1,216,476,826
Lifecycle 2015
Registered investment companies	$1,740,216,269	$-	$-	$-	$1,740,216,269
TIAA-CREF Real Property Fund LP	-	-	-	86,138,476	86,138,476
Total	$1,740,216,269	$-	$-	$86,138,476	$1,826,354,745
Lifecycle 2020
Registered investment companies	$3,621,589,990	$-	$-	$-	$3,621,589,990
TIAA-CREF Real Property Fund LP	-	-	-	178,936,536	178,936,536
Total	$3,621,589,990	$-	$-	$178,936,536	$3,800,526,526
Lifecycle 2025
Registered investment companies	$4,415,278,573	$-	$-	$-	$4,415,278,573
TIAA-CREF Real Property Fund LP	-	-	-	218,002,027	218,002,027
Total	$4,415,278,573	$-	$-	$218,002,027	$4,633,280,600
Lifecycle 2030
Registered investment companies	$4,396,573,185	$-	$-	$-	$4,396,573,185
TIAA-CREF Real Property Fund LP	-	-	-	216,711,087	216,711,087
Total	$4,396,573,185	$-	$-	$216,711,087	$4,613,284,272
Lifecycle 2035
Registered investment companies	$4,443,711,292	$-	$-	$-	$4,443,711,292
TIAA-CREF Real Property Fund LP	-	-	-	218,685,671	218,685,671
Total	$4,443,711,292	$-	$-	$218,685,671	$4,662,396,963
Lifecycle 2040
Registered investment companies	$5,251,440,275	$-	$-	$-	$5,251,440,275
TIAA-CREF Real Property Fund LP	-	-	-	258,128,539	258,128,539
Total	$5,251,440,275	$-	$-	$258,128,539	$5,509,568,814
Lifecycle 2045
Registered investment companies	$3,028,741,927	$-	$-	$-	$3,028,741,927
TIAA-CREF Real Property Fund LP	-	-	-	148,625,674	148,625,674
Total	$3,028,741,927	$-	$-	$148,625,674	$3,177,367,601
Lifecycle 2050
Registered investment companies	$2,052,383,774	$-	$-	$-	$2,052,383,774
TIAA-CREF Real Property Fund LP	-	-	-	100,701,190	100,701,190
Total	$2,052,383,774	$-	$-	$100,701,190	$2,153,084,964
Lifecycle 2055
Registered investment companies	$739,405,084	$-	$-	$-	$739,405,084
TIAA-CREF Real Property Fund LP	-	-	-	36,240,640	36,240,640
Total	$739,405,084	$-	$-	$36,240,640	$775,645,724
Lifecycle 2060
Registered investment companies	$141,278,462	$-	$-	$-	$141,278,462
TIAA-CREF Real Property Fund LP	-	-	-	6,928,728	6,928,728
Total	$141,278,462	$-	$-	$6,928,728	$148,207,190

[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedules of investments.
14